UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co. Corporation Trust Center 1209 Orange St. Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2024
WealthTrust DBS Long Term Growth ETF

Item #1(a). Reports to Stockholders.

SEMI-Annual Report

For the Six Months Ended January 31, 2024 (unaudited)

WealthTrust DBS Long Term Growth ETF

Important Disclosure Statement

The WealthTrust DBS Long Term Growth ETF’s (the “Fund”) prospectus and summary prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus or summary prospectus containing this and other important information, please call 844-444-3863. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and WealthTrust Asset Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of January 31, 2024 and are subject to change at any time. For most recent information, please call 844-444-3863.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Portfolio Compositionas of January 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Consumer Discretionary	13.99%
Information Technology	10.64%
Communication Services	8.73%
Financials	6.91%
Energy	5.69%
Health Care	5.52%
Consumer Staples	4.37%
Industrials	2.91%
Exchange Traded Funds	41.11%
99.87%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Schedule of InvestmentsJanuary 31, 2024 (unaudited)

		Shares	Value
58.76%	COMMON STOCKS

8.73%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A(A)	3,527	$494,133
	Meta Platforms, Inc.(A)	1,579	616,031
	Netflix, Inc.(A)	689	388,672
			1,498,836

13.99%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	3,384	525,197
	Hilton Worldwide Holdings, Inc.	2,266	432,715
	Marriott International - Class A	2,058	493,364
	MGM Resorts International(A)	6,132	265,945
	Pulte Group, Inc.	2,528	264,328
	Royal Caribbean Cruises ADR(A)	3,296	420,240
			2,401,789

4.37%	CONSUMER STAPLES
	Costco Wholesale Corp.	556	386,353
	Tyson Foods, Inc. - Class A	6,648	364,044
			750,397

5.69%	ENERGY
	Cheniere Energy, Inc.	1,769	290,098
	Coterra Energy, Inc.	13,394	333,243
	Halliburton Co.	9,944	354,504
			977,845

6.91%	FINANCIALS
	Everest RE Group, Ltd. ADR	899	346,088
	PayPal Holdings, Inc.(A)	5,594	343,192
	Visa, Inc. - Class A	1,820	497,333
			1,186,613

5.52%	HEALTH CARE
	Eli Lilly & Co.	719	464,194
	Johnson & Johnson	1,467	233,106
	UnitedHealth Group, Inc.	489	250,241
			947,541

WealthTrust DBS Long Term Growth ETF

Schedule of Investments - continuedJanuary 31, 2024 (unaudited)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

		Shares	Value
2.91%	INDUSTRIALS
	Caterpillar, Inc.	868	$260,669
	Delta Air Lines, Inc.	6,113	239,263
			499,932

10.64%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	401	247,730
	Apple, Inc.	2,546	469,482
	Microsoft Corp.	1,283	510,095
	Nvidia Corp.	976	600,504
			1,827,811

58.76%	TOTAL COMMON STOCKS
	(Cost: $8,601,406)		10,090,764

41.11%	EXCHANGE TRADED FUNDS
	Invesco QQQ Trust Series 1 ETF	6,903	2,878,344
	iShares Russell 1000 Growth ETF	756	234,783
	iShares Silver Trust(A)	15,795	330,273
	SPDR Bloomberg 1-3 Month T-Bill ETF	11,543	1,059,417
	SPDR Gold Shares ETF(A)	7,116	1,341,010
	SPDR S&P 500 ETF Trust	2,518	1,215,892

41.11%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $6,297,680)		7,059,719

99.87%	TOTAL INVESTMENTS
	(Cost: $14,899,086)		17,150,483

0.13%	Other assets, net of liabilities		23,234
100.00%	NET ASSETS		$17,173,717

(A)Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Statement of Assets and LiabilitiesJanuary 31, 2024 (unaudited)

ASSETS
Investments at value (cost of $14,899,086) (Note 1)	$17,150,483
Cash	30,739
Dividends receivable	1,128
Tax reclaims receivable	964
TOTAL ASSETS	17,183,314

LIABILITIES
Accrued advisory fees	9,597
TOTAL LIABILITIES	9,597
NET ASSETS	$17,173,717

Net Assets Consist of:
Paid-in capital	$16,144,033
Distributable earnings ( accumulated deficit)	1,029,684
Net Assets	$17,173,717

NET ASSET VALUE PER SHARE
Net Assets	$17,173,717
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	725,000
Net Asset Value and Offering Price Per Share	$23.69

See Notes to Financial Statements

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Statement of OperationsSix Months Ended January 31, 2024 (unaudited)

INVESTMENT INCOME
Dividend income (net of foreign tax witheld of $93)	$93,698
Total investment income	93,698

EXPENSES
Investment advisory fees (Note 2)	52,702
Total expenses	52,702
Net investment income (loss)	40,996

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	230,741
Net increase (decrease) in unrealized appreciation (depreciation) of investments	752,597
Net realized and unrealized gain (loss) on investments	983,338

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,024,334

See Notes to Financial Statements

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Statements of Changes in Net Assets

	Six months ended January 31, 2024 (unaudited)	Year ended July 31, 2023
Increase (decrease) in Net Assets from
OPERATIONS
Net investment income (loss)	$40,996	$109,365
Net realized gain (loss) on investments	230,741	(609,835)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	752,597	1,472,922
Increase (decrease) in net assets from operations	1,024,334	972,452

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(119,565)	(47,735)
Decrease in net assets from distributions	(119,565)	(47,735)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	1,125,619	4,174,209
Increase (decrease) in net assets from capital stock transactions	1,125,619	4,174,209

NET ASSETS
Increase (decrease) during period	2,030,388	5,098,926
Beginning of period	15,143,329	10,044,403
End of period	$17,173,717	$15,143,329

WealthTrust DBS Long Term Growth ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended January 31, 2024 (unaudited)	Year ended July 31, 2023	December 6, 2021(1) through July 31, 2022

Net asset value, beginning of period	$22.43	$21.15	$25.00
Investment activities
Net investment income (loss)(2)	0.06	0.20	0.05
Net realized and unrealized gain (loss) on investments	1.36	1.17	(3.90)
Total from investment activities	1.42	1.37	(3.85)
Distributions
Net investment income	(0.16)	(0.09)	— (3)
Total distributions	(0.16)	(0.09)	—
Net asset value, end of period	$23.69	$22.43	$21.15
Total Return(4)	6.34%	6.55%	(15.41%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.67%	0.67%	0.67%
Net investment income (loss)(6)	0.52%	0.95%	0.35%
Portfolio turnover rate(7)	42.49%	99.98%	146.48%
Net assets, end of period (000’s)	$17,174	$15,143	$10,044

(1)Commencement of Operations.

(2)Per share amounts calculated using the average shares outstanding during the period.

(3)Less than $0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized. Ratios do not include expenses of the mutual funds and ETF’s in which the Fund invests.

(6)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETF’s in which the Fund invests.

(7)Portfolio turnover rate is for the period indicated and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial StatementsJanuary 31, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WealthTrust DBS Long Term Growth ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 6, 2021.

The Fund’s objective is to seek long-term growth of capital with a secondary objective of providing dividend income.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to WealthTrust Asset Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

SEMI-ANNUAL REPORT

not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,090,764	$—	$—	$10,090,764
Exchange Traded Funds	7,059,719	—	—	7,059,719
	$17,150,483	$—	$—	$17,150,483

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the six months ended January 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Long-term capital gain distributions from underlying funds are classified to realized gains for financial reporting purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

SEMI-ANNUAL REPORT

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended January 31, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
WealthTrust DBS Long Term Growth ETF	10,000	$250	$236,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

SEMI-ANNUAL REPORT

Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.67% of the first $250 million, 0.62% from $250 up to $500 million, and 0.57% in excess of $500 million.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

The Advisor has retained Tidal Investments, LLC (f/k/a Toroso Investments, LLC) (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.03%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets, subject to a minimum of $20,000 per year.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays the fees for these services monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

SEMI-ANNUAL REPORT

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the six months ended January 31, 2024 were as follows:

Purchases	Sales
$6,840,106	$6,515,206

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended January 31, 2024 were as follows:

Purchases	Sales	Realized Gains
$1,073,567	$—	$—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended January 31, 2024 and the year ended July 31, 2023 were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Distributions paid from:
Ordinary income	$119,565	$47,735

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

As of January 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(5,597)
Accumulated net realized gain (loss) on investments	(1,216,116)
Net unrealized appreciation (depreciation) on investments	2,251,397
$1,029,684

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$14,899,086	$2,342,766	$(91,369)	$2,251,397

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

WealthTrust DBS Long Term Growth ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

SEMI-ANNUAL REPORT

Shares of beneficial interest transactions for the Fund were:

	Six months ended January 31, 2024	Year ended July 31, 2023
Shares sold	50,000	200,000
Shares reinvested	—	—
Shares redeemed	—	—
Net increase (decrease)	50,000	200,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 844-444-3863 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at https://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 844-444-3863 or on the SEC’s website at https://www.sec.gov.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT APPROVAL

At a meeting held on September 26-27, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and WealthTrust Asset Management, LLC (“WealthTrust”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between WealthTrust and Toroso Investments, Inc. (“Toroso”), each with respect to the WealthTrust DBS Long Term Growth ETF (“WealthTrust Fund”). The Board discussed the arrangements between WealthTrust and the Trust and WealthTrust and Toroso with respect to the WealthTrust Fund. The Board reflected on its discussions with the representatives from WealthTrust earlier in the Meeting regarding the manner in which the WealthTrust Fund was managed and the roles and responsibilities of WealthTrust and Toroso under the Advisory Agreement and the Sub-Advisory Agreement (collectively, the “WealthTrust Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the WealthTrust Advisory Agreements and the responses of WealthTrust and Toroso to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of WealthTrust and Toroso to requests for information from Counsel on behalf of the Board and noted that the responses included a copy of financial information for WealthTrust and Toroso, an expense comparison analysis for the WealthTrust Fund and comparable mutual funds and ETFs, and the WealthTrust Advisory Agreements.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the WealthTrust Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by WealthTrust and Toroso; (ii) the investment performance of the WealthTrust Fund and WealthTrust; (iii) the costs of the services to be provided and profits to be realized by WealthTrust and Toroso from the relationship with the WealthTrust Fund; (iv) the extent to which economies of scale would be realized if the WealthTrust Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the WealthTrust Advisory Agreements, including: (i) information regarding the services and support to be provided by WealthTrust and Toroso to the WealthTrust Fund and its shareholders; (ii) presentations by management of WealthTrust and Toroso addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the WealthTrust Fund; (iii) information pertaining to the compliance structure of WealthTrust and Toroso; (iv) disclosure information contained in the WealthTrust Fund’s registration statement and WealthTrust’s and Toroso’s Form ADV and/or the policies and procedures of WealthTrust and Toroso; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the WealthTrust Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about WealthTrust and Toroso, including financial information, information on personnel and the services to be provided by WealthTrust and Toroso to the WealthTrust Fund, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the WealthTrust Fund and comparative expense and performance information for other ETFs with strategies similar to the WealthTrust Fund prepared by an independent third party; (iii) the anticipated effect of size on the WealthTrust Fund’s performance and expenses; and (iv) benefits anticipated to be realized by WealthTrust and Toroso from their relationship with the WealthTrust Fund.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the WealthTrust Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the WealthTrust Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by WealthTrust and Toroso.

In this regard, the Board considered the responsibilities of WealthTrust and Toroso under their respective WealthTrust Advisory Agreements. The Board reviewed the services to be provided by each of WealthTrust and Toroso to the WealthTrust Fund, including, without limitation, WealthTrust’s process for formulating investment recommendations and the processes of both WealthTrust and Toroso for assuring compliance with the WealthTrust Fund’ investment objectives and limitations; Toroso’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by WealthTrust for the WealthTrust Fund among the service providers; and the anticipated efforts of WealthTrust to promote the WealthTrust Fund and grow its assets. The Board considered: the staffing, personnel, and methods of operating of WealthTrust and Toroso; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by WealthTrust in supervising Toroso as a sub-adviser to the WealthTrust Fund and the relationship between WealthTrust and Toroso. After reviewing the foregoing and further information from WealthTrust and Toroso, the Board concluded that the quality, extent, and nature of the services to be provided by WealthTrust and Toroso was satisfactory and adequate for the WealthTrust Fund.

The investment performance of the WealthTrust Fund.

The Board reviewed the WealthTrust Fund’s performance. They discussed the reports prepared by Broadridge Financial Solutions (“Broadridge”) and compared the performance of the WealthTrust Fund with the performance of its benchmark index, the S&P 500 Index (“S&P 500”), the funds in its Morningstar category, the Large Blend category, (“Category”), and a peer group selected from its Category by Broadridge (“Peer Group”). The Board noted that the WealthTrust Fund had underperformed the S&P 500 Index, Category median, and Peer Group median for the twelve-month period ended July 31, 2023.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

After a detailed discussion of the WealthTrust Fund’s performance, the Board concluded, in light of all the facts and circumstances, that the investment performance of the WealthTrust Fund performance was satisfactory, but noted that it would continue to monitor the WealthTrust Fund’s performance.

The costs of services to be provided and profits to be realized by WealthTrust and Toroso from the relationship with the WealthTrust Fund.

In this regard, the Board considered the financial condition of WealthTrust and the level of commitment to the WealthTrust Fund by WealthTrust. The Board also considered the assets and expenses of the WealthTrust Fund, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on profitability provided by WealthTrust and Toroso. The Trustees considered WealthTrust Fund’s unitary fee structure, and compared the unitary fee of the WealthTrust Fund to the fees of the Category and Peer Group The Trustees noted that the WealthTrust Fund’s gross and net expense ratio and gross and net advisory fee were each higher than the median of its Category and Peer Group. The Trustees also considered the split of the advisory fees paid to WealthTrust compared to those paid to Toroso and the respective services provided by each to the WealthTrust Fund. The Board also considered that Toroso represented that its fee for sub-advising the WealthTrust Fund is consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the profitability and fees to be paid to WealthTrust (who in turn pays Toroso) were within an acceptable range in light of the services to be rendered by WealthTrust and Toroso.

The extent to which economies of scale would be realized as the WealthTrust Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the WealthTrust Fund’ investors.

The Trustees considered the advisory fee schedule of the WealthTrust ETF, which includes breakpoints in the fee rate applicable to net assets in excess of specified levels, and how possible benefits from economies of scale may be realized by shareholders. The Board noted that the WealthTrust ETF’s unitary fee structure limits the shareholders’ exposure to fee increases. The Trustees also considered the sub-advisory fee schedule of the WealthTrust Fund. The Trustees concluded that they were satisfied with the extent to which possible economies of scale may be shared for the benefit of shareholders of the WealthTrust ETF.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the WealthTrust Fund; the basis of decisions to buy or sell securities for the WealthTrust Fund; the substance and administration of the Code of Ethics and other relevant policies of WealthTrust and Toroso. The Board noted that WealthTrust and Toroso have each represented that it does not utilize soft dollars or commission recapture with regard to the WealthTrust Fund. The Board also considered potential benefits for WealthTrust and Toroso in managing the WealthTrust Fund. Following further consideration and discussion, the Board concluded that the standards and practices of WealthTrust and Toroso relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of WealthTrust and Toroso from managing the WealthTrust Fund were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Advisory Agreement and the Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the WealthTrust Advisory Agreements.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, August 1, 2023 and held for the six months ended January 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Annualized Expense Ratio	Expenses Paid During Period Ended* 1/31/24
WealthTrust DBS Long Term Growth ETF	$1,000.00	$1,031.87	0.67%	$3.42
Hypothetical**	$1,000.00	$1,021.77	0.67%	$3.40

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

WealthTrust DBS Long Term Growth ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

WealthTrust Asset Management, LLC
4458 Legendary Drive, Suite 140
Destin, Florida 32541

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 1(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 10, 2024

* Print the name and title of each signing officer under his or her signature.